Expense Example {- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index Income Fund	May 29, 2021 USD ($)
Institutional Premium Class
Expense Example:
1 year	$ 8
3 years	26
5 years	45
10 years	103
Premier Class
Expense Example:
1 year	6
3 years	19
5 years	34
10 years	$ 77